Subsequent Events (Details Narrative) - USD ($)		9 Months Ended
	Oct. 05, 2015	Sep. 30, 2015
Shares of common stock sold, price per share		$ 0.75
Proceeds sale of stock		$ 88,093
Warrant price		$ 1.50
Private Placement [Member] | Common Stock
Shares of common stock sold	2,500,000
Shares of common stock sold, price per share	$ 1.10
Proceeds sale of stock	$ 2,750,000
Discounts, commissions and expenses	$ 586,608
Private Placement [Member] | Warrant [Member]
Shares of common stock sold	1,250,000
Over-Allotment Option [Member] | Common Stock
Shares of common stock sold	375,000
Over-Allotment Option [Member] | Warrant [Member]
Shares of common stock sold	187,500
Warrant price	$ 1.32